Off Balance Sheet Transactions	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Off Balance Sheet Transactions
49	OFF BALANCE SHEET TRANSACTIONS
In addition to note 4, the Bank maintains different off balance sheet transactions, pursuant to the BCRA standards. Below are the amounts of the main off Balance sheet transactions as of December 31, 2021 and 2020:

Items	12/31/2021	12/31/2020
Custody of government and private securities and other assets held by third parties	388,814,394	278,378,506
Preferred and other collaterals received from customers (1)	120,488,512	127,507,767
Outstanding checks not yet paid	11,148,089	11,375,202
Checks already deposited and pending clearance	8,109,217	5,764,262
Written-off credits	4,992,035	6,565,815

(1)	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.